Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 894	$ 2,043
Stock options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	673	142
Restricted Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	149
Deferred Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 72	$ 1,901